Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $45,753 and $46,236) (includes variable interest entity assets, at fair value, of $89 and $153)	$ 49,404	[1]	$ 47,778
Fixed maturities, at fair value using the fair value option (includes variable interest entity assets, at fair value, of $132 and $338)	1,010		1,317
Equity securities, trading, at fair value (cost of $1,614 and $1,860)	1,847		1,967
Equity securities, available for sale, at fair value (cost of $408 and $443)	400		398
Mortgage loans (net of allowances for loan losses of $14 and $23)	4,935		4,182
Policy loans, at outstanding balance	1,951		1,952
Limited partnership and other alternative investments (includes variable interest entity assets of $6 and $7)	1,372		1,376
Other investments	582		1,974
Short-term investments	2,354		3,882
Total investments	63,855		64,826
Cash	1,342		1,183
Premiums receivable and agents’ balances	58		64
Reinsurance recoverables	2,893		5,006
Deferred policy acquisition costs and present value of future profits	3,072		3,448
Deferred income taxes, net	1,557		2,006
Goodwill	250		470
Other assets	1,306		925
Separate account assets	141,558		143,859
Total assets	215,891		221,787
Liabilities
Reserve for future policy benefits and unpaid losses and loss adjustment expenses	11,916		11,831
Other policyholder funds and benefits payable	40,501		45,016
Other policyholder funds and benefits payable – international unit-linked bonds and pension products	1,837		1,929
Consumer notes	161		314
Other liabilities (includes variable interest entity liabilities of $111 and $477 )	9,535		9,927
Separate account liabilities	141,558	[2],[3]	143,859
Total liabilities	205,508		212,876
Commitments and Contingencies (Note 10)
Stockholder’s Equity
Common stock — 1,000 shares authorized, issued and outstanding, par value $5,690	6		6
Additional paid-in capital	8,155		8,271
Accumulated other comprehensive income, net of tax	1,987		953
Retained earnings (deficit)	235		(319)
Total stockholder’s equity	10,383		8,911
Total liabilities and stockholder’s equity	$ 215,891		$ 221,787

[1]	Includes fixed maturities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.
[2]	MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).
[3]	AV includes the contract holder’s investment in the separate account and the general account.